Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 151	$ 105
Interest income on impaired loans	[1]	29,390	23,159
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification		1,567
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost of financial assets before modification		600
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 274	$ 270

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $32,573 for the year ended October 31, 2022 (October 31, 2021 – $24,547).